SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

In July 2021, the Group announced that it has signed a cryptocurrency mining hosting agreement with Russian company BitRiver. According to the agreement between the two parties, BitRiver will reserve 15MW of electric capacity for The Group's Bitcoin mining machine deployment. The initial term of the agreement is 2 years. After the expiration, both parties have the right to automatically extend their cooperation for an additional one year, unless either party decides not to do so.

In August 2021, the Group and Kazakhstan enterprise KazDigital Ltd (hereinafter referred to as "KazDigital") have signed a non-binding term sheet (the "Term Sheet") regarding the establishment of a joint venture company in Kazakhstan to build a cryptocurrency mining site with a capacity of 100MW. It will be used to deploy the Group's mining machines and potentially other third-parties' mining machines.According to the Term Sheet, both parties will invest their own assets to establish the joint venture. KazDigital will invest assets related to construction and infrastructure of the mining site into the joint venture, and the Group will invest cash or mining machines in the joint venture. The assets invested by both parties will be evaluated by a third-party impartial institution in order to confirm their fair value and ensure that both parties invest equivalent assets. Both parties are bound by 6 months exclusivity period regarding development of similar cooperation in Kazakhstan, however this does not include the right of the Group to seek other mining sites in Kazakhstan for hosting and co-location of its mining machines. Both parties will carry out due diligence process within two months after signing of the Term Sheet.

In August 2021, the Group and a Kazakhstan company LGHSTR Ltd. ("LGHSTR") have signed a non-binding investment memorandum to establish a joint venture in Kazakhstan. According to the investment memorandum, the Group will own 51% of the joint venture respectively and control the board of directors of the joint venture. The joint venture plans to invest and build cryptocurrency mining sites with a total capacity of 200MW within two years. The first batch of hash power has been restored in Kazakhstan in early August this year and has been operating stably. The Group plan to restore all our original hash power and add new hash power before the end of 2021.

In August 2021, the Group announced to step into the Non-Fungible Token ("NFT") business. The Group will launch a NFT trading and community platform NFTSTAR (www.nftstar.com), which is expected to be officially launched in the fourth quarter of this year, while user pre-registration incentive program is now starting. NFTSTAR is a NFT trading and community platform that provides users with purchase, trade, and interactive activities. NFTSTAR Community will feature stars from various fields, including but not limited to sports, entertainment, art, and other industries celebrities. NFTSTAR will feature NFT collections created by global stars licensed IPs. Users can purchase different tiers of blind boxes and own stars' limited NFT collections. Each NFT collectible has a unique record on the blockchain, and the users will obtain the ownership of the unique NFT collectible through purchase on the platform, or through trading on NFTSTAR's marketplace. NFTSTAR will accept general payment methods such as credit cards to make it easy for mainstream consumers to participate. The Group also announced that Mr. Gagan Palrecha, the former Dapper Labs VP Operations, will join NFTSTAR as the Chief Operation Officer (COO). Mr. Palrecha will be responsible for business development, fostering partnerships with celebrities and strategic partners, product strategy, and business operations. Mr. Palrecha will also establish an operation team in North America.